Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenues	$ 6,348	$ 5,984
Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	6,348	5,984
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	4,629	4,714
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	194	173
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	188	166
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	5,011	5,053
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	819	449
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	244	223
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,063	672
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	276	261
Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	(2)	(2)
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2,712	2,535
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2,139	2,027
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	64	51
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	25	19
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	2,228	2,097
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	276	249
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	69	60
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	345	309
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	139	129
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,449	1,367
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,197	1,129
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	10	10
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	49	45
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	1,256	1,184
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	107	109
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	49	41
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	156	150
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	37	33
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	906	836
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	750	704
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	33	27
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	90	76
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	873	807
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	19	15
Tax & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	0	2
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	19	17
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	14	12
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	674	628
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	119	418
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	4	4
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	7	9
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	130	431
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	376	35
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	110	105
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	486	140
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	58	57
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	609	620
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	424	436
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	83	81
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	17	17
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	524	534
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	41	41
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	16	15
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	57	56
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenues	$ 28	$ 30